Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	May 01, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI ACWI Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent		22.34%	11.19%	11.72%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.15%	13.15%	14.29%
SAM Balanced Blended Index (except as noted for MSCI ACWI Index NTR, reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	SAM Balanced Blended Index (except as noted for MSCI ACWI Index NTR, reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		16.22%	6.57%	7.96%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
SAM Balanced Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	SAM Balanced Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		15.26%	7.15%	8.61%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent		31.22%	8.92%	8.18%
SAM Conservative Balanced Blended Index (except as noted for MSCI ACWI Index NTR, reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	SAM Conservative Balanced Blended Index (except as noted for MSCI ACWI Index NTR, reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		13.21%	4.26%	6.02%
SAM Conservative Balanced Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	SAM Conservative Balanced Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		12.59%	4.64%	6.45%
SAM Conservative Growth Blended Index (except as noted for MSCI ACWI Index NTR, reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	SAM Conservative Growth Blended Index (except as noted for MSCI ACWI Index NTR, reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		19.26%	8.88%	9.87%
SAM Conservative Growth Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	SAM Conservative Growth Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.95%	9.66%	10.73%
SAM Flexible Income Blended Index (except as noted for MSCI ACWI Index NTR, reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	SAM Flexible Income Blended Index (except as noted for MSCI ACWI Index NTR, reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		10.98%	2.52%	4.53%
SAM Flexible Income Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	SAM Flexible Income Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		10.44%	2.81%	4.87%
SAM Strategic Growth Blended Index (except as noted for MSCI ACWI Index NTR, reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	SAM Strategic Growth Blended Index (except as noted for MSCI ACWI Index NTR, reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		21.57%	10.61%	11.26%
SAM Strategic Growth Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	SAM Strategic Growth Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		20.15%	11.49%	12.22%
Strategic Asset Management Balanced Portfolio Class 1
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	SAM Balanced Portfolio - Class 1
Average Annual Return, Percent		14.00%	7.27%	8.29%
Strategic Asset Management Balanced Portfolio Class 2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	SAM Balanced Portfolio - Class 2
Average Annual Return, Percent		13.65%	6.99%	8.01%
Strategic Asset Management Conservative Balanced Portfolio Class 1
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	SAM Conservative Balanced Portfolio - Class 1
Average Annual Return, Percent		11.69%	5.04%	6.39%
Strategic Asset Management Conservative Balanced Portfolio Class 2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	SAM Conservative Balanced Portfolio - Class 2
Average Annual Return, Percent		11.28%	4.78%	6.12%
Strategic Asset Management Conservative Growth Portfolio Class 1
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	SAM Conservative Growth Portfolio - Class 1
Average Annual Return, Percent		15.56%	9.00%	9.94%
Strategic Asset Management Conservative Growth Portfolio Class 2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	SAM Conservative Growth Portfolio - Class 2
Average Annual Return, Percent		15.31%	8.74%	9.67%
Strategic Asset Management Flexible Income Portfolio Class 1
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	SAM Flexible Income Portfolio - Class 1
Average Annual Return, Percent		9.96%	3.57%	5.12%
Strategic Asset Management Flexible Income Portfolio Class 2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	SAM Flexible Income Portfolio - Class 2
Average Annual Return, Percent		9.61%	3.31%	4.85%
Strategic Asset Management Strategic Growth Portfolio Class 1
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	SAM Strategic Growth Portfolio - Class 1
Average Annual Return, Percent		16.86%	10.16%	10.96%
Strategic Asset Management Strategic Growth Portfolio Class 2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	SAM Strategic Growth Portfolio - Class 2
Average Annual Return, Percent		16.61%	9.88%	10.69%